Supplemental Financial Information (Unaudited) (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fiscal year 2012/2011
Revenue	$ 4,295,400	$ 6,013,711	$ 6,696,126	$ 6,316,998	$ 6,149,052	$ 6,239,655	$ 5,260,057	$ 6,428,840	$ 6,337,722	$ 10,770,538	$ 12,466,050	$ 25,175,887	$ 24,266,274	$ 20,993,605
Operating Income (Loss)	(1,481,729)	(1,427,113)	(1,790,377)	(1,458,204)	(1,590,696)	(1,082,562)	(3,021,914)	(3,081,320)	(4,539,935)	(2,572,463)	(3,048,900)	(6,266,390)	(11,725,731)	(23,553,557)
Net (loss) income	$ (1,236,372)	$ (1,269,748)	$ (213,936)	$ (756,543)	$ (2,679,888)	$ 749,193	$ (33,496)	$ (2,437,613)	$ (2,075,657)	$ (3,347,757)	$ (3,436,431)	$ (4,920,115)	$ (3,797,573)	$ (34,849,277)
Net (loss) income per share, basic		$ (0.03)	$ 0.00		$ (0.06)	$ 0.02	$ 0.00	$ (0.05)	$ (0.04)
Net (loss) income per share, diluted		$ (0.03)	$ 0.00		$ (0.06)	$ 0.02	$ 0.00	$ (0.05)	$ (0.04)